Trade payables and lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current liabilities
Trade and other payables	$ 144,564	$ 32,119
Current lease liabilities	381	214
Non-current liabilities [abstract]
Non-current lease liabilities	$ 1,313	$ 1,441